General and administrative expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and administrative expenses
Rent	$ 425,450	$ 488,273	$ 269,716
Office expenses	1,581,266	944,771	345,986
Legal and professional	1,846,695	1,491,818	912,347
Consulting fees	2,004,616	1,191,593	405,176
Investor relations	330,524	614,803	113,256
Salaries	1,899,978	759,680	326,770
General and administrative expenses	$ 8,088,529	$ 5,490,938	$ 2,373,251